Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net Income (loss)	$ (900,655)	$ 1,336,229
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	593,622	409,461
Loss (gain) from disposal of property and equipment	72,518	(202,165)
Gain from unrealized foreign currency translation	(22,615)	(358,309)
Provision for (reversal of) credit losses	446,841	(26,932)
Addition (reversal) of merchandise inventories written down	(112,498)	14,709
Amortization of operating lease right-of-use assets	1,383,934	911,218
Deferred tax benefit	(384,677)	(905,570)
Change in fair value of warrants liabilities	508,128	1,121,968
Loss on cash surrender value	91,243
Accrued interest expense	(32,455)
Changes in operating assets and liabilities:
Accounts receivable	(40,463,477)	5,844,436
Accounts receivable - related parties	120	(2,907,787)
Advance to suppliers - related party	(29,780)
Merchandise inventories	(847,487)	(2,768,207)
Compensation receivable for consumption tax		695,565
Prepaid expenses and other current assets	1,644,386	(9,394,219)
Long term prepaid expenses and other non-current assets	164,670	203,598
Accounts payable	33,334,520	3,416,712
Accounts payable - related parties	(2,567,303)	(8,116)
Deferred revenue	(636,566)	6,937,534
Taxes payable	1,113,480	(4,611,614)
Other payables and other current liabilities	(47,034)	(552,070)
Operating lease liabilities	(1,350,756)	(944,078)
Other non-current liabilities	(29,250)	(197,185)
Net used in provided by operating activities	(8,071,091)	(1,984,822)
Cash flows from investing activities:
Purchase of property and equipment	(127,964)	(678,267)
Proceeds from disposal of property and equipment		28,868
Investment in life insurance policy	(605,299)
Collection of amount due from (advances made to) related parties	(331)	9,256
Net cash used in investing activities	(733,594)	(640,143)
Cash flows from financing activities:
Capital contribution from non-controlling shareholders	48,309
Proceeds from short-term borrowings	8,198,954	2,752,445
Repayments of short-term borrowings	(8,173,699)
Proceeds from long-term borrowings	4,819,577
Repayments of long-term borrowings	(297,564)	(129,984)
Advances received from (payments made to) related parties	1,496,726	(26,132)
Repayment of obligations under finance leases	(79,353)	(110,734)
Net cash provided by financing activities	6,012,950	2,485,595
Effect of exchange rate fluctuation on cash	149,787	740,954
Net increase (decrease) in cash	(2,641,948)	601,584
Cash at beginning of period	4,819,639	2,475,538
Cash at end of period	2,177,691	3,077,122
Supplemental cash flow information
Cash paid for income taxes	65,427	2,100,807
Cash paid for interest	833,326	494,581
Supplemental non-cash operating activities
Right of use assets obtained in exchange for operating lease liabilities	5,527,096	1,561,296
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	$ 240,651